Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2014
PROFUND VP INTERNATIONAL
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP International
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP International (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index (the “Index”).

		The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of MSCI EAFE futures contracts traded in the United States.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of January 31, 2014, the Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of January 31, 2014, the Index included companies with capitalizations between $760.6 million and $234.2 billion. The average capitalization of the companies comprising the Index was approximately $14.0 billion. The Index is published under the Bloomberg ticker symbol “MXEA.”

Because the level of the Index is not determined at the same time the Fund’s net asset value (“NAV”) is calculated, correlation to the Index will be measured by comparing the daily total return of the Fund’s NAV per share to the daily total return of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from the percentage change of the Index on such day. The derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including exchange-traded funds (“ETFs”)), interest rates or indexes. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.
  Futures Contracts — Standardized contracts traded on, or subject to the rules of, an exchange that call for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2014, the Index was concentrated in the financial services industry group, which comprised approximately 25% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2014, the Index was concentrated in the financial services industry group, which comprised approximately 25% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund obtains investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index or in financial instruments. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective. Also, the Fund will measure its correlation to the performance of one or more U.S. exchange-traded securities or financial instruments. It is important to note that correlation to these securities or financial instruments may vary from correlation to the Index due to embedded costs and other factors.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in an investment denominated in a foreign currency, like the investments included in the Index, is subject to foreign currency risk. Losses related to the performance of foreign currencies could offset or exceed any potential gains, or add to losses, in the related Fund investments.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Fund’s performance, such as: i) the possibility that a foreign government may withhold portions of interest and dividends at the source; ii) less publicly available information about foreign issuers; and iii) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector.

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks. In particular, the European markets have experienced significant volatility over recent years and several European Union member countries have been adversely affected by unemployment, budget deficits and economic downturns, which have caused those countries to experience credit rating downgrades and rising government debt levels. These events, or even the threat of these events, may cause the value of stocks issued by companies in European countries to fall (in some cases drastically) and may cause further volatility in the European financial markets, either of which may negatively impact the Fund’s returns. In addition, the Fund is exposed to risks associated with investments in Asia, including, but not limited to: i) political, economic, or social instability in the region; ii) heightened risk of nationalization of companies or other forms of government interference; iii) exposure to less liquid and more volatile securities markets; iv) natural disasters more likely to occur in particular Asian countries; v) heightened exposure to foreign currency risks; and vi) long running border disputes and other conflicts among Asian countries.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk — Active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern Time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the performance of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 23.53%; Worst Quarter (ended 12/31/2008): -21.41%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
PROFUND VP INTERNATIONAL | ProFund VP International
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[1]
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	$ 171
3 Years	rr_ExpenseExampleYear03	538
5 Years	rr_ExpenseExampleYear05	930
10 Years	rr_ExpenseExampleYear10	$ 2,027
2008	rr_AnnualReturn2008	(44.40%)
2009	rr_AnnualReturn2009	24.65%
2010	rr_AnnualReturn2010	7.80%
2011	rr_AnnualReturn2011	(14.34%)
2012	rr_AnnualReturn2012	15.93%
2013	rr_AnnualReturn2013	19.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.41%)
One Year	rr_AverageAnnualReturnYear01	19.49%
Five Years	rr_AverageAnnualReturnYear05	9.78%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
PROFUND VP INTERNATIONAL | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.29%	[3]
Five Years	rr_AverageAnnualReturnYear05	12.96%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%	[3]

[1]	Before Fee Waivers and Expense Reimbursements
[2]	ProFund Advisors LLC ("ProFund Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2015. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.